Restructuring Charges and Asset Impairments	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Restructuring and Related Activities [Abstract]
Restructuring Charges and Asset Impairments
11. RESTRUCTURING CHARGES

The liability for restructuring reserves as of December 30, 2016 is included within accrued and other current liabilities in the Company's condensed consolidated balance sheets as follows:

	Electrical Raceway	Mechanical Products & Solutions
(in thousands)	Severance	Severance	Other	Total
Balance as of September 30, 2016	$—	$841	$539	$1,380
Charges	61	240	88	389
Utilization	(19)	(28)	(579)	(626)
Reversals/exchange rate effects	—	(54)	—	(54)
Balance as of December 30, 2016	$42	$999	$48	$1,089

During the three months ended December 30, 2016 and December 25, 2015, the Company recorded $389 and $1,294, respectively of severance and other charges included as a component of selling, general and administrative expenses in the Company's condensed consolidated statement of operations.

RESTRUCTURING CHARGES AND ASSET IMPAIRMENTS

Severance — On August 6, 2015, the Company announced plans to exit its Fence and Sprinkler steel pipe and tube product lines ("Fence and Sprinkler") in order to realign its long-term strategic focus. The operations associated with these product lines were wound down during the first quarter of fiscal 2016. As a result, one of the Company’s facilities that manufactures these product lines, located in Philadelphia, Pennsylvania, closed during the first quarter of 2016. The Company’s Phoenix, AZ facility, which also supported these product lines, reduced manufacturing output as a result of this announcement. Management of and administrative services for these product lines resided in the Company’s Harvey, IL facility.

The Fence and Sprinkler exit resulted in headcount reductions in the Company’s Philadelphia, Phoenix and Harvey facilities. The Company recorded $630 and $3,681 of severance-related expenses for the fiscal year ended September 30, 2016 and September 25, 2015 related to the headcount reductions.

During fiscal 2014, the Company recorded involuntary employee termination benefits pursuant to a benefit arrangement. The Company recorded $999 of severance-related expense for the year ended September 26, 2014.

During fiscal 2013, the Company committed to close the Company’s Acroba S.A.S. ("Acroba") subsidiary’s facility in Reux, France as part of the Company’s continuing effort to realign its strategic focus. The Company recorded restructuring charges of $778 and $1,301 related to termination benefits during the fiscal years ended September 30, 2016 and September 26, 2014, respectively. The remaining severance payments of $841 are expected to be completed during fiscal 2017 and are included as a component of accrued expenses.

Other — During fiscal 2016, the Company recorded $2,066 of facility-related and other charges related to the closure of the Philadelphia, Pennsylvania facility. The Company also recorded impairment charges of $129 for the write-down of prepaid shop supplies during the fiscal year ended September 30, 2016 related to Fence and Sprinkler. During the fiscal year ended September 25, 2015, the Company recorded $19,495 of asset impairment charges related to property, plant and equipment and $4,518 for the write-down of prepaid shop supplies as a component of asset impairment charges and $664 of inventory write-down recorded as a component of cost of sales. The charges represent adjustments of the carrying values to current fair values.

The Company recorded an impairment charge of $553 for the year ended September 26, 2014 related to the closing of its facility in Reux, France. The facility was sold during fiscal 2015 at carrying value.

The rollforward of restructuring reserves included as a component of accrued expenses is as follows:

	Electrical Raceway		Mechanical Products & Solutions		Corporate
(in thousands)	Severance	Other	Severance	Other	Severance	Other	Total
Balance as of September 27, 2013	$—	$—	$1,971	$—	$—	$—	$1,971
Charges	—	—	1,301	—	999	—	2,300
Utilization	—	—	(2,236)	—	(406)	—	(2,642)
Reversals / exchange rate effects	—	—	(37)	—		—	(37)
Balance as of September 26, 2014	$—	$—	$999	$—	$593	$—	$1,592
Charges	—	200	3,680	846	1	62	4,789
Utilization	—	(200)	(907)	(102)	(577)	—	(1,786)
Reversals / exchange rate effects	—	—	(55)	(124)	(2)	(1)	(182)
Balance as of September 25, 2015	$—	$—	$3,717	$620	$15	$61	$4,413
Charges	28	—	1,468	2,583	—	199	4,278
Utilization	(28)	—	(4,157)	(2,542)	(11)	(260)	(6,998)
Reversals / exchange rate effects	—	—	(187)	(122)	(4)	—	(313)
Balance as of September 30, 2016	$—	$—	$841	$539	$—	$—	$1,380

The net restructuring charges included in selling, general and administrative expense were as follows:

	Fiscal Year Ended
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014
Total restructuring charges, net	3,967	4,766	2,263